Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Accrued expenses and other payables
Insurance premium received on behalf of insurance company	$ 5,511	¥ 36,987	¥ 33,232
Other tax payables	397	2,663	1,802
Accrued salaries, bonus and welfare expenses	2,671	17,926	17,524
Accrued consultancy and professional fees	588	3,945	4,785
Payable for property, plant and equipment	179	1,198	712
Other payables	2,572	17,258	14,968
Total accrued expenses and other payables	$ 11,918	¥ 79,977	¥ 73,023